Concentrations of credit risk (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Product Information [Line Items]
Cash	$ 1,336,423	$ 4,462,452
Cash, uninsured amount	1,076,241	4,139,716
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	859,960	1,064,792
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	842,950	$ 681,771
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	$ 461,262